Hod Maden and Other Investments in Associates - Summarized Financial Information in Associate Balance Sheet Items (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [line items]
Current Assets	$ 33,604	$ 124,376
Total assets	620,858	649,921
Total liabilities	28,220	11,779
Carrying amount of investment in associate	84,589	112,906
Hod Maden Associate [member]
Disclosure of associates [line items]
Current Assets	181	765
Non-current Assets	207,032	318,710
Total assets	207,213	319,475
Current Liabilities	366	518
Non-current Liabilities	0	0
Total liabilities	366	518
Net Assets	206,847	318,957
Company's share of net assets of associate	62,054	95,687
Adjustments for differences in accounting policies and other	1,259	979
Carrying amount of investment in associate	63,313	96,666	$ 116,585
Entree Resources Limited [member]
Disclosure of associates [line items]
Current Assets	6,922	7,651
Non-current Assets	167,304	152,133
Total assets	174,226	159,784
Current Liabilities	199	184
Non-current Liabilities	92,295	84,831
Total liabilities	92,494	85,015
Net Assets	81,732	74,769
Company's share of net assets of associate	21,276	16,240
Carrying amount of investment in associate	$ 21,276	$ 16,240	$ 0